Subsequent Events - Additional Information (Detail) - USD ($)				3 Months Ended	12 Months Ended
	May 24, 2023	Apr. 26, 2023	Feb. 10, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021
Subsequent Event [Line Items]
Common stock, Par or stated value per share				$ 0.0001
Minimum number of days prior to the Merger, Vahanna will continue out and become domesticated			1 day
Common stock, Conversion Basis				one-for-one basis	one-for-one basis
Minimum required funds			$ 50,000,000
Minimum tangible assets for business combination			$ 5,000,001	$ 5,000,001	$ 5,000,001
Assets Held-in-trust, Noncurrent				$ 209,296,150	$ 207,091,906		$ 204,113,336
Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum number of days prior to the Merger, Vahanna will continue out and become domesticated			1 day
Minimum required funds			$ 50,000,000
Number of outstanding per share		$ 0.033
Business combination of increase in extension amount		$ 225,000
Subsequent Event [Member] | Non Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount	$ 1,320,660
Debt Instrument, Interest Rate, Effective Percentage	10.00%
Principal Amount	$ 1,452,726
Debt Instrument Interest Rate Percentage	20.00%
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Share price	$ 0.033					$ 0.033
Assets Held-in-trust, Noncurrent	$ 660,330					$ 660,330
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding				0	0		0
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding				5,002,500	5,002,500		5,002,500
Maximum [Member] | Equityholders of Roadzen [Member]
Subsequent Event [Line Items]
Equity method investment, Ownership percentage			5.00%
Maximum [Member] | Subsequent Event [Member] | Equityholders of Roadzen [Member]
Subsequent Event [Line Items]
Equity method investment, Ownership percentage			5.00%
Merger Agreement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share redemtion period			2 days
Merger Agreement [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share redemtion period			2 days
Merger Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding			12,000,000
Merger Agreement [Member] | Maximum [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares outstanding			12,000,000
Support Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum number of days within which preferred conversion shall be effected			3 days
Lockup Agreements [Member]
Subsequent Event [Line Items]
Lock up period			1 year
Lockup Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Lock up period			1 year
Trust Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share price		$ 0.033
Deposited into the trust account		$ 225,000
New Roadzen [Member]
Subsequent Event [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance			0.0001
New Roadzen [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share			$ 0.0001
Common Stock [Member] | New Roadzen [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares			68,300,000
Common Stock, Capital Shares Reserved for Future Issuance			68,300,000
Share price			$ 12
Number of trading days for determining share price			20 days
Number of consecutive trading days for determining share price			30 days
Threshold number of trading days for determining share price			150 days
Percentage of interest that can be transferred and or sold			25.00%
Common Stock [Member] | New Roadzen [Member] | Roadzen RSU [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares			68,300,000
Common Stock [Member] | New Roadzen [Member] | Roadzen Warrant [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares			68,300,000
Common Stock [Member] | New Roadzen [Member] | Roadzen Additional Equity Security [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares			68,300,000
Common Stock [Member] | New Roadzen [Member] | Private Placement Warrant [Member]
Subsequent Event [Line Items]
Warrant, Conversion Basis			one-for-one basis
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Common Stock [Member] | New Roadzen [Member] | Redeemable Public Warrant [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares			68,300,000
Common Stock, Capital Shares Reserved for Future Issuance			68,300,000
Share price			$ 12
Number of trading days for determining share price			20 days
Number of consecutive trading days for determining share price			30 days
Threshold number of trading days for determining share price			150 days
Percentage of interest that can be transferred and or sold			25.00%
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Roadzen RSU [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares			68,300,000
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Roadzen Warrant [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares			68,300,000
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Roadzen Additional Equity Security [Member]
Subsequent Event [Line Items]
Pro rata portion, Shares			68,300,000
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Private Placement Warrant [Member]
Subsequent Event [Line Items]
Warrant, Conversion Basis			one-for-one basis
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Common Stock [Member] | New Roadzen [Member] | Subsequent Event [Member] | Redeemable Public Warrant [Member]
Subsequent Event [Line Items]
Warrant, Conversion Basis			one-for-one basis
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right			1
Common Stock [Member] | New Roadzen [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share			$ 0.0001
Common stock, Conversion Basis			one-for-one basis
Common stock, Number of shares called by each common stock			1
Common Stock [Member] | New Roadzen [Member] | Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, Par or stated value per share			$ 0.0001
Common stock, Conversion Basis			one-for-one basis
Common stock, Number of shares called by each common stock			1
Common Stock [Member] | New Roadzen [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, Conversion Basis			one-for-one basis
Common stock, Number of shares called by each common stock			1
Common Stock [Member] | New Roadzen [Member] | Common Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, Conversion Basis			one-for-one basis
Common stock, Number of shares called by each common stock			1
Common Stock [Member] | Existing Roadzen [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion			1
Preferred stock, Conversion basis			one-for-one basis
Common Stock [Member] | Existing Roadzen [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion			1
Preferred stock, Conversion basis			one-for-one basis